Leases	12 Months Ended
Jun. 30, 2020
Leases [abstract]
Leases
24.	Leases

The Group as lessor

Operating leases:

●	Leases of shopping malls, office and other buildings

The Group enters into cancellable operating leases relating to the Arcos District shopping center on its behalf since January 2020. The agreements have an average term raging from three to five years. Some leases related to anchor stores have terms of ten years, which are usually extendable. Tenants normally pay a rent which consists of the higher of (i) the base rent; and (ii) the percentage rent (which generally ranges between 3% and 10% of the tenants' gross sales). Furthermore, pursuant to one rent escalation clause in most lease arrangements, the tenants' base rent generally increases between 17% and 40% each year during the agreement term. Regarding the supplementary rental, because this item is not known until the end of the period, it falls within the definition of contingency rental under IFRS 16.

The book value of assets for such leases are described in Note 9.

For the fiscal years ended June 30, 2020, 2019 and 2018, the base and contingent rental income of the Group's shopping malls amounted to ARS 4,374,256, ARS 6,336,432 and ARS 7,312,191, respectively, and are included under "Income from sales, rentals and services" in the Consolidated Statement of Comprehensive Income.

Additionally, IRSA Propiedades Comerciales, owns a shopping mall property known as "Patio Olmos" in the Province of Córdoba, Argentina. The Group leases this property to a third party shopping mall operator under an operating lease agreement expiring in 2032. The agreement provides for fixed monthly payments, adjusted pursuant to a rent escalation clause. Rental income for the years ended June 30, 2020, 2019 and 2018 amounted to ARS 6,628, ARS 8,077 and ARS 10,323, respectively, and is included in the line item "Income from sales, rentals and services" in the consolidated statements of comprehensive income.

The Group also enters into cancellable operating leases agreements relating to offices and other buildings. These agreements have an average term raging from three to five years. The tenants are charged a base rent on a monthly basis.

Office and other buildings leases amount to ARS 2,113,148, ARS 1,810,848 and ARS 1,208,481 for the fiscal years ended June 30, 2020, 2019 and 2018, respectively, and are included within "income from sales, rentals and services" in the statements of comprehensive income.

The book value of assets for such leases are described in Note 9.

The future minimum proceeds under non-cancellable operating leases from Group's shopping malls, offices and other buildings are as follows:

	06.30.20	06.30.19
No latter than a year	2,235,279	15,236
Later than 1 year and not later than 5 years	5,117,396	6,494
More than 5 years	2,321,749	-
	9,674,424	21,730